Accrued and Other Liabilities - Schedule of Accrued and Other Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued and Other Liabilities [Abstract]
Accrued payroll and welfare		$ 578	$ 635
Amounts due to students (Note i)	[1]	5	268
Deferred revenue (Note ii)	[2]	436	544
Others		10	21
Total		$ 1,029	$ 1,468

[1]	The balance represented refund to students and HEERF Grant to students received on behalf of students.
[2]	The balance represented the tuition payment collected in advance.